Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Related Party Transaction [Line Items]
Voting equity					51.00%
Solera Partners, L.P
Related Party Transaction [Line Items]
Advisory service expiration date			Mar. 05, 2014		Mar. 05, 2014
Annual advisory fee for consulting and advisory services		$ 600,000		$ 600,000	$ 600,000
Advisory fee payment, due days					10 days
Consulting and advisory, expense		150,000		450,000	600,000	400,000	400,000
Contract termination, fee	1,300,000				1,300,000
Reimbursable out-of-pocket expenses					$ 1,300,000	$ 6,000
Solera Partners, L.P | Minimum
Related Party Transaction [Line Items]
Voting equity			10.00%		10.00%